CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the year	R$ 1,418,438	R$ 4,599,062	R$ 7,536,983
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	22,101	130,946	176,214
Cumulative translation adjustment	(3,779,601)	7,871,003	(2,405,155)
Recycling of cumulative translation adjustment to net income		(407,560)
Unrealized Gains (Losses) on net investment hedge	246,696	(558,529)	247,924
Cash flow hedges
Unrealized Gains (Losses) on Financial Instruments, net of tax		(783)	783
Total items that may be reclassified subsequently to profit or loss	(3,510,804)	7,035,077	(1,980,234)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	51,879	38,755	96,570
Total items that will not be reclassified subsequently to profit or loss	51,879	38,755	96,570
Other comprehensive (loss) income, net of tax	(3,458,925)	7,073,832	(1,883,664)
Total comprehensive (loss) income for the year, net of tax	(2,040,487)	11,672,894	5,653,319
Total comprehensive (loss) income attributable to:
Owners of the parent	(2,067,047)	11,596,391	5,625,696
Non-controlling interests	26,560	76,503	27,623
Total comprehensive (loss) income for the year, net of tax	R$ (2,040,487)	R$ 11,672,894	R$ 5,653,319